Fair Value: Carrying amounts and estimated fair values of the Company's financial instruments which are not measured at fair value on a recurring basis (Tables)	12 Months Ended
Dec. 31, 2016
Tables/Schedules
Carrying amounts and estimated fair values of the Company's financial instruments which are not measured at fair value on a recurring basis

	2016			2015
	Carrying	Estimated		Carrying	Estimated
	Amount	Fair Value	Level	Amount	Fair Value	Level

Financial instruments
recorded as assets:
Cash	$ 4,317	$ 4,317	1	$ 1,013	$ 1,013	1
Assets on deposit	1,372,708	1,227,484	2	825,552	699,721	2
Financial instruments
recorded as liabilities:
Investment-type contracts	1,372,708	1,227,484	2	825,552	699,721	2
Separate account liabilities	20,221	20,221	2	-	-	n/a